Investment Strategy - Amplify Natural Resources Dividend Income ETF	Nov. 26, 2025
Prospectus [Line Items]
Strategy Narrative [Text Block]
Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index, which primarily include common stocks and/or depositary receipts.

The Index seeks to provide investment exposure to dividend-paying equity securities of global companies (including master limited partnerships) operating primarily in the following natural resource, commodity-related industries: energy (oil, gas & consumable fuels); chemicals; agriculture; precious and industrial metals & mining; paper products; and timber. The initial universe of eligible securities is comprised of dividend-paying U.S. exchange-listed equities trading on a major U.S. exchange, or dividend-paying U.S. over-the-counter (“OTC”) listed American depositary receipt (“ADR”). The Index then performs the following screens to formulate the securities that comprise the Index: (i) constituent business operations must derive more than 50% of their revenues in one of the following natural resource, commodity-related industries: energy (oil, gas & consumable fuels), chemicals, agriculture, precious and industrial metals and mining, paper products, and timber; (ii) constituent securities must have a market capitalization of at least $1 billion and a dividend being paid in the next 90 days; (iii) constituent securities must have an average daily traded value of at least $2 million over the last six months; (iv) constituent securities must have an indicated dividend yield of at least 5% annually, however, the Index lowers the minimum dividend yield requirements in order to ensure 30 total companies, including a minimum of 4 non-energy companies, are included in the Index; and (v) constituent securities must be eligible for investment without restriction as determined by the Index Provider. Such restriction includes, but is not limited to, a prohibition on Russia as the country of domicile for the constituent security. All securities that meet the above screens are selected as constituents of the Index. Index constituents are weighted according to their indicated dividend yield. To avoid undue concentration, the initial weights of Index constituents are capped at a maximum weight of 5% at the time of rebalance. Energy companies cannot exceed 80% of the Index at each rebalance.

The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index. The Index is designed to measure the performance of a covered call strategy applied to the constituents of the VettaFi Energy and Natural Resources Dividend Income Index (the “Parent Index”). The Index seeks to generate income through investment exposure to the underlying equity securities that comprise the Parent Index (“Equity Securities”) and by employing a “covered call” option strategy that references the Equity Securities. In accordance with the Index, the Fund seeks to participate in a portion of the gains experienced by the Equity Securities and will seek to vary its option selling each month to a level sufficient to generate 0.50% monthly (6% annualized) option premium (the “Target Option Premium”), based upon the NAV of the Fund each time the Fund sells the monthly options contracts.

Equity Securities of Parent Index:

The Parent Index seeks to provide investment exposure to dividend-paying equity securities of companies (including master limited partnerships) operating primarily in the following natural resource, commodity-related industries: energy (oil, gas & consumable fuels); chemicals; agriculture; precious and industrial metals & mining; paper products; and timber. The initial universe of eligible securities is comprised of dividend-paying common stocks or American depositary receipts. To be included in the Parent Index, companies must: (i) derive more than 50% of their revenues in one of the following natural resource, commodity-related industries: energy (oil, gas & consumable fuels), chemicals, agriculture, precious and industrial metals and mining, paper products, and timber; (ii) have a market capitalization of at least $1 billion and a dividend being paid in the next 90 days; (iii) have an average daily traded value of at least $2 million over the last six months; and (iv) have an indicated dividend yield of at least 5% annually, however, the Index lowers the minimum dividend yield requirements in order to ensure 30 total companies, including a minimum of 4 non-energy companies, are included in the Index.

Constituents are weighted according to their indicated dividend yield. To avoid undue concentration, the initial weights of constituents are capped at a maximum weight of 5% at the time of rebalance. Energy companies cannot exceed 80% at each rebalance. Master limited partnerships cannot exceed 20% at each rebalance.

Covered Call Strategy:

In accordance with the Index, which employs a covered call option strategy, the Fund will seek to generate consistent income by replicating the Index’s methodology of writing (selling) U.S. exchange-traded covered call options on the Equity Securities. Consistent with the Index methodology, the Fund seeks to generate the Target Option Premium by selling call option contracts with expiration dates of approximately one month or less. The Fund primarily sells call option contracts that are above the then-current value of the Equity Securities, as specified by the Index methodology.

Strategy Portfolio Concentration [Text]	The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index.